Schedule of Investments
March 31, 2024 (unaudited)
Frank Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.23%

Bottled & Canned Soft Drinks & Carbonated Waters - 3.08%
Coca-Cola FEMSA S.A.B. de C.V. Series L ADR (2)	6,543	635,980

Cement, Hydraulic - 8.12%
CRH plc (2)	19,451	1,677,843

Cigarettes - 4.78%
Altria Group, Inc. (2)	14,493	988,953

Communications Services, NEC- 3.56%
Cogent Communications Holdings, Inc.	11,254	735,224

Electric Service - 7.92%
NRG Energy, Inc.	24,190	1,637,421

Finance Services - 6.81%
Euronet Worldwide, Inc.	6,469	711,137
EML Payments Ltd.	870,000	697,063

		1,408,200

Motor Vehicle Parts & Accessor - 3.35%
Garrett Motion, Inc.	69,591	691,735

Natural Gas Transmission - 5.16%
Energy Transfer L.P.	67,753	1,065,755

Petroleum Refining- 4.95%
Calumet Specialty Products Partners, L.P. (2)	68,830	1,022,814

Pharmaceutical Preparations - 6.94%
Viatris, Inc. (2)	120,187	1,435,033

Real Estate Investment Trusts - 7.49%
Postal Realty Trust, Inc. Class A (2)	30,778	440,741
Net Lease Office Properties	24,882	592,192
Easterly Government Properties, Inc. (2)	44,705	514,555

		1,547,487

Retail-Auto & Home Supply Stores - 1.95%
Advance Auto Parts, Inc. (2)	4,742	403,497

Retail-Eating Places - 5.51%
Arcos Dorados Holdings, Inc. (2)	62,495	694,944
Jack In the Box, Inc. (2)	6,500	445,120

		1,140,064

Retail- Variety Stores - 2.56%
Dollar General Corp. (2)	3,392	529,356

Services-Business Services - 8.30%
International Money Express, Inc.	22,729	518,903
eBay, Inc. (2)	14,977	790,486
Nuvei Corp. (2)	12,836	405,874

		1,715,263

Services-Computer Rental & Lease - 2.03%
Bragg Gaming Group, Inc.	67,950	419,252

Services-Miscellaneous Amuseme - 1.95%
Codere Online Luxembourg SA	57,859	402,988

Services-Prepackaged Software - 4.08%
Opera Ltd. (Norway)	53,401	844,270

Television Broadcasting Stations - 3.18%
Tegna, Inc. (2)	43,960	656,762

Toys & Games - 3.53%
Nintendo Co., Ltd. (2)	53,713	729,960

Total Common Stock	(Cost $ 15,774,821)	19,687,856

Cash Equivalants - 6.56%

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - 5.16% (3)	1,356,613	1,356,613

Total Money Market Registered Investment Companies	(Cost $ 1,356,613)	1,356,613

Total Investments - 101.79%	(Cost $ 17,656,156)	21,044,469

Other Assets Less Liabilities (0.04%)		7,778

Total Net Assets - 100.00%		20,673,626

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$21,044,469	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$21,044,469	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at March 28, 2024